Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year (a)	Summary Compensation Table ("SCT") Total for PEO ($)(b)(1)	Comp. Actually Paid to PEO ($)(c)(1)(2)	Average SCT Total for Non-PEO NEOs ($)(d)(1)	Average Comp. Actually Paid to Non-PEO NEOs ($)(e)(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(f)(3)	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return ($)(g)(3)(4)	Net Income ($)(h)	Company-Selected Measure: Adjusted Pre-Tax, Pre-Bonus Income ($)(i)(5)
2025	$2,295,850	$8,824,590	$1,642,672	$2,693,263	$350.93	$96.86	$53,996,333	$79,174,000
2024	$10,603,516	$10,736,516	$1,361,051	$1,481,056	$199.30	$111.13	$39,425,959	$65,367,700
2023	$3,297,023	$5,678,773	$1,144,205	$2,164,395	$188.86	$116.98	$29,551,441	$47,750,600
2022	$1,770,610	$1,212,360	$1,171,918	$1,007,843	$87.71	$113.62	$5,674,097	$17,404,400

Company Selected Measure Name	adjusted pre-tax, pre-bonus income
Named Executive Officers, Footnote
(1)    Daniel S. Jaffee was our principal executive officer (“PEO”) for the full fiscal year for each of the Covered Years. Our non-PEO NEOs were Susan M. Kreh and Christopher B. Lamson for fiscal 2022-2024 and Susan M. Kreh, Christopher B. Lamson, Aaron V. Christiansen, and Laura G. Scheland for fiscal 2025.

Peer Group Issuers, Footnote
(3)    Our, and our Peer Group’s, cumulative total shareholder return (“TSR”) was determined based on the value of an initial fixed investment of $100, as of July 31, 2021, including the reinvestment of any dividends.
(4) The Peer Group TSR set forth in this table was determined using Dow Jones US Basic Materials Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended July 31, 2025.

PEO Total Compensation Amount	$ 2,295,850	$ 10,603,516	$ 3,297,023	$ 1,770,610
PEO Actually Paid Compensation Amount	$ 8,824,590	10,736,516	5,678,773	1,212,360
Adjustment To PEO Compensation, Footnote

Item and Value Added (Deducted)	2025	2024	2023	2022
For PEO:
SCT Total for PEO	$2,295,850	$10,603,516	$3,297,023	$1,770,610
- Aggregate value of SCT “Stock Awards” and “Option Awards” column values	$—	$(7,973,750)	$—	$—
+ FYE fair value of equity awards outstanding at FYE and granted in Covered Year	$—	$8,137,500	$—	$—
+/- FYE over FYE change in fair value of equity awards granted in prior years outstanding at FYE	$6,391,800	$116,500	$2,447,250	$(543,000)
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$—	$—
+/- change in fair value (from prior FYE) of prior-year equity awards vested in Covered Year	$136,940	$(147,250)	$(65,500)	$(15,250)
- prior FYE fair value of prior-year equity awards forfeited in Covered Year	$—	$—	$—	$—
+ includable dividends / earnings on equity awards during Covered Year	$—	$—	$—	$—
Compensation Actually Paid to PEO	$8,824,590	$10,736,516	$5,678,773	$1,212,360

Non-PEO NEO Average Total Compensation Amount	$ 1,642,672	1,361,051	1,144,205	1,171,918
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,693,263	1,481,056	2,164,395	1,007,843
Adjustment to Non-PEO NEO Compensation Footnote

Item and Value Added (Deducted)	2025	2024	2023	2022
For Non-PEO Named Executive Officers (Average):
Average SCT Total for Non-PEO NEOs	$1,642,672	$1,361,051	$1,144,205	$1,171,918
- Aggregate value of SCT “Stock Awards” and “Option Awards” column values	$(758,540)	$(255,160)	$(68,775)	$(596,500)
+ FYE fair value of equity awards outstanding at FYE and granted in Covered Year	$1,099,800	$260,400	$156,925	$527,450
+/- FYE over FYE change in fair value of equity awards granted in prior years outstanding at FYE	$673,763	$39,610	$913,640	$(95,025)
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$—	$—
+/- change in fair value (from prior FYE) of prior-year equity awards vested in Covered Year	$35,568	$75,155	$18,400	$—
- prior FYE fair value of prior-year equity awards forfeited in Covered Year	$—	$—	$—	$—
+ includable dividends / earnings on equity awards during Covered Year	$—	$—	$—	$—
Total	$2,693,263	$1,481,056	$2,164,395	$1,007,843

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As required by Item 402(v) of Regulation S-K, we are disclosing the most important financial performance measure used by the Company to link (i) executive compensation actually paid to the Company’s NEOs, for fiscal 2025, to (ii) the Company’s performance:

•The Company’s adjusted pre-tax, pre-bonus income.

For further information concerning pre-tax, pre-bonus income, please refer to the Compensation Discussion and Analysis section above.

Total Shareholder Return Amount	$ 350.93	199.30	188.86	87.71
Peer Group Total Shareholder Return Amount	96.86	111.13	116.98	113.62
Net Income (Loss)	$ 53,996,333	$ 39,425,959	$ 29,551,441	$ 5,674,097
Company Selected Measure Amount	79,174,000	65,367,700	47,750,600	17,404,400
PEO Name	Daniel S. Jaffee
Measure:: 1
Pay vs Performance Disclosure
Name	adjusted pre-tax, pre-bonus income.
Non-GAAP Measure Description	(5) The Company selected measure is the Company’s adjusted pre-tax, pre-bonus income, the performance measure we have compared to budget in each year reflected above to determine bonus payout percentages pursuant to the Annual Incentive Plan. For further information concerning pre-tax, pre-bonus income, please refer to the Compensation Discussion and Analysis section above.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (7,973,750)	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	8,137,500	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,391,800	116,500	2,447,250	(543,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,940	(147,250)	(65,500)	(15,250)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(758,540)	(255,160)	(68,775)	(596,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,099,800	260,400	156,925	527,450
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	673,763	39,610	913,640	(95,025)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,568	75,155	18,400	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0